Debt - Schedule of Carrying Value of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt and lease obligation	$ 236,971	$ 210,119
Less unamortized debt discount on term loans	(15,441)	(17,019)
Less current portion of debt	(1,861)	(1,504)
Long-term Debt	219,669	191,596
Starry, Inc [Member]
Debt Instrument [Line Items]
Strategic Partner Arrangement		5,227	$ 1,722
Capital lease obligations		2,221	1,609
Debt and lease obligation		210,119	177,464
Less unamortized debt discount on term loans		(17,019)	(13,657)
Less current portion of debt		(1,504)	(29,875)
Long-term Debt		191,596	133,932
Term Loans
Debt Instrument [Line Items]
Gross term loans	224,545	202,671
Term Loans | Starry, Inc [Member]
Debt Instrument [Line Items]
Gross term loans		202,671	144,877
Convertible Debt [Member] | Starry, Inc [Member]
Debt Instrument [Line Items]
Gross term loans		0	$ 29,256
Strategic Partner Agreement [Member]
Debt Instrument [Line Items]
Strategic Partner Arrangement	9,355	5,227
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Capital lease obligations	$ 3,071	2,221
Capital Lease Obligations [Member] | Starry, Inc [Member]
Debt Instrument [Line Items]
Capital lease obligations		$ 2,421